Ordinary Shares - Additional Information (Detail)				1 Months Ended	12 Months Ended
	Apr. 27, 2018 ¥ / shares shares	Mar. 22, 2018 $ / shares shares	Mar. 20, 2018 $ / shares shares	Apr. 30, 2019 shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 shares	Oct. 31, 2017 shares	Mar. 30, 2017 shares
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares authorized							348,964,707
JOYY Inc [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued									100,000,000
Common shares, shares outstanding									100,000,000
Rosy Bay Limited [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued								992,456
All Worth Limited [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued								559,039
Common Class A [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued					67,101,314	44,639,737	992,456
Common shares, shares outstanding					67,101,314	44,639,737	992,456
Common shares, shares authorized	750,000,000				750,000,000	750,000,000	249,957,163
Common stock, par value | (per share)	¥ 0.0001				$ 0.0001	$ 0.0001
Issue of Shares	17,250,000			13,600,000	13,600,000	17,250,000	992,456
Stock issued during period shares stock options exercised with restricted stock award forfeited					2,061,577
Common Class B [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued					152,357,321	159,157,321	99,007,544
Common shares, shares outstanding					152,357,321	159,157,321	99,007,544
Common shares, shares authorized	200,000,000				200,000,000	200,000,000	99,007,544
Common stock, par value | (per share)	¥ 0.0001				$ 0.0001	$ 0.0001
Issue of Shares							99,007,544
Number of shares Conversion of During Period					6,800,000
Common Class B [Member] | JOYY Inc [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class B ordinary shares sold or transferred	367,870	6,985,294	1,397,059
Ordinary shares, per share | $ / shares		$ 7.16	$ 7.16
Issue of Shares				4,800,000
Number of shares converted into Class A ordinary shares and Class B ordinary shares				4,800,000
Class A-2 Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares converted into Class A ordinary shares and Class B ordinary shares	4,411,765
Class B-2 Preferred Shares [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of shares converted into Class A ordinary shares and Class B ordinary shares	64,488,235